CONCENTRATION OF RISKS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk | Customer A | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)			14.40%
Customer Concentration Risk | Customer A | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)		29.40%
Customer Concentration Risk | Customer B | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)	16.30%	13.10%	11.50%
Customer Concentration Risk | Customer B | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	11.80%
Customer Concentration Risk | Customer C | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)		16.20%
Customer Concentration Risk | Customer C | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	15.20%	19.30%
Customer Concentration Risk | Customer D | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)	16.60%
Customer Concentration Risk | Customer D | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)		28.90%
Customer Concentration Risk | Customer E | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)	22.80%
Customer Concentration Risk | Customer E | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	10.10%
Customer Concentration Risk | Customer F | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	57.40%
Supplier Concentration Risk | Costs | Supplier A
CONCENTRATION OF RISKS
Concentration risk (as a percent)	56.90%	48.00%	54.00%
Supplier Concentration Risk | Accounts payable | Supplier A
CONCENTRATION OF RISKS
Concentration risk (as a percent)		100.00%
Supplier Concentration Risk | Accounts payable | Supplier B
CONCENTRATION OF RISKS
Concentration risk (as a percent)	100.00%